Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest income
Interest and fees on loans	$ 19,012,157	$ 20,040,315	$ 20,081,852
Interest on securities
Taxable	7,589,532	8,026,808	8,226,508
Non-taxable	3,382,064	2,802,915	3,022,992
Other interest	185,188	94,721	49,398
Total interest income	30,168,941	30,964,759	31,380,750
Interest expense
Deposits	1,843,983	1,843,717	1,754,909
Other borrowed funds	1,253,574	1,233,162	1,263,386
Total interest expense	3,097,557	3,076,879	3,018,295
Net interest income	27,071,384	27,887,880	28,362,455
Provision for loan losses	65,056	(556,687)	(923,397)
Net interest income after provision for loan losses	27,136,440	27,331,193	27,439,058
Non-interest income
Service charges on deposit accounts	3,788,984	3,866,537	3,932,691
Other service charges and fees	2,440,819	2,284,262	2,096,836
Net gains on sales of securities	112,881	17,503	14,542
Other income	1,348,916	2,159,407	2,118,435
Total non-interest income	7,691,600	8,327,709	8,162,504
Non-interest expense
Salaries and employee benefits	13,696,985	13,295,211	13,095,023
Occupancy expense	2,079,529	2,160,198	2,129,193
Equipment expense	3,028,654	3,065,042	3,065,842
Other expense	7,674,483	7,070,516	8,033,654
Total non-interest expense	26,479,651	25,590,967	26,323,712
Income before income taxes	8,348,389	10,067,935	9,277,850
Income tax expense	1,611,735	2,479,034	1,828,091
Net income	$ 6,736,654	$ 7,588,901	$ 7,449,759
Net income per share - basic	$ 1.38	$ 1.56	$ 1.53
Net income per share - diluted	$ 1.38	$ 1.56	$ 1.53
Average shares outstanding
Basic	4,865,968	4,872,064	4,870,114
Diluted	4,875,638	4,874,141	4,870,749